Summary of Significant Accounting Policies - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 GBP (£)
Accounting Policies [Line Items]
Foreign currency transaction gain (loss), before tax	$ (59.6)	$ 42.6	$ 49.2
Capitalized software development costs	0.0	0.0	2.6
Product engineering costs	226.8	164.6	145.6
Advertising expense	$ 100.5	62.5	$ 40.6
The maximum term of share awards granted	10 years
Cash and cash equivalents	$ 27,802.2	18,066.3
Customer funds included in cash and cash equivalents	14,824.1	7,503.0
Customer funds safeguarded by comparable guarantees	1,119.1			£ 845.0
Money Market Funds [Member]
Accounting Policies [Line Items]
Cash and cash equivalents	7,592.1	7,034.4
Government Treasury Bonds and Highly-Rated Corporate Paper [Member]
Accounting Policies [Line Items]
Cash and cash equivalents	$ 4,582.7	$ 6,013.6